Related Party Transactions - Summary of Amounts of Related Party Transactions (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and Due from Banks	$ 9,367,222,727	$ 8,872,753,639
Debt Securities at fair value through profit or loss	1,587,923,268	1,984,609,209
Derivative Financial Instruments	55,865,119	5,474,158
Repurchase Transactions	726,099,832	0
Other Financial Assets	578,069,414	2,284,186,382
Loans and Other Financing	23,273,441,117	18,927,356,587
Other Debt Securities	5,887,946,563	5,894,312,403
Total Assets	45,669,450,738	42,762,237,350
Liabilities
Derivative Financial Instruments	18,340,612	10,092,756
Other Financial Liabilities	4,237,874,913	4,631,605,767
Financing Received from the Argentine Central Bank and Other Financial Institutions	881,745,712	581,156,334
Debt Securities Issued	1,622,340,367	1,327,992,931
Subordinated Debt Securities	376,190,745	350,069,829
Insurance Contracts Liabilities	970,548,854	876,301,784
Other Non-financial Liabilities	1,126,407,179	1,016,372,493
Total Liabilities	37,909,826,374	34,807,330,995
Income (Loss)
Net Income from interest	5,595,351,770	6,774,514,667	$ 4,949,221,278
Net fee Income	1,732,150,344	1,436,334,278	1,350,486,004
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	787,913,420	1,140,476,332	784,622,129
Other Operating Income (Expense)	882,585,086	642,508,531	1,093,613,011
Insurance Business Result	60,818,239	21,086,417	104,110,212
Total for all related parties
Assets
Cash and Due from Banks	392,866,324	203,524,658
Debt Securities at fair value through profit or loss	32,953,045	13,801,030
Derivative Financial Instruments	11,173,185	1,927,974
Repurchase Transactions	79,368,315	53,652,807
Other Financial Assets	160,010,686	10,080,432
Loans and Other Financing	74,781,845	130,609,513
Other Debt Securities	153,160,309	125,390,696
Other Non-financial Assets	0	(195)
Total Assets	904,313,709	538,986,915
Liabilities
Deposits	418,025,921	213,050,008
Liabilities at fair value through profit or loss	431,163	4,092,786
Derivative Financial Instruments	11,173,185	1,927,975
Repurchase Transactions	79,368,315	53,652,612
Other Financial Liabilities	60,434,369	1,669,479
Financing Received from the Argentine Central Bank and Other Financial Institutions	13,916,313	124,704,075
Debt Securities Issued	46,200,323	13,801,030
Subordinated Debt Securities	139,913,031	125,390,696
Insurance Contracts Liabilities	0	59,893
Other Non-financial Liabilities	134,851,089	638,361
Total Liabilities	904,313,709	538,986,915
Income (Loss)
Net Income from interest	(1,178,415)	(30,860,011)	7,811,275
Net fee Income	29,055,532	11,052,558	28,851,546
Net Income from Financial Instruments Measured at Fair Value through Profit or Loss	(11,173,185)	6,510,819	(14,043,230)
Other Operating Income (Expense)	33,426,379	22,216,289	21,476,634
Insurance Business Result	(49,033,939)	(19,583,129)	(43,251,508)
Administrative Expenses	(2,052,767)	(1,393,776)	(2,364,396)
Other Operating Expenses	$ 956,395	$ (62,171)	$ (4,819)